Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 46,910,000
Total Fee Amount	6,478.27
Total Offset Amount	0
Net Fee	$ 6,478.27
Offset Table N/A	N/A